Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005505
Shareholder Report [Line Items]
Fund Name	Retirement 2035 Fund
Class Name	Investor Class
Trading Symbol	TRRJX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2035 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2035 Fund - Investor Class	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2035 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,369	9,394	9,428
2015	9,625	9,895	9,736
2016	8,955	9,142	9,141
2016	9,694	10,022	9,848
2016	10,091	10,468	10,206
2016	10,079	10,717	10,208
2017	10,754	11,546	10,813
2017	11,299	11,795	11,177
2017	11,688	12,150	11,471
2017	12,271	13,104	12,111
2018	12,477	13,419	12,261
2018	12,477	13,572	12,335
2018	12,821	14,610	12,747
2018	12,190	13,828	12,124
2019	12,630	14,096	12,446
2019	12,559	13,911	12,323
2019	13,181	14,801	12,843
2019	13,838	15,970	13,583
2020	13,349	15,069	12,963
2020	13,349	15,505	12,961
2020	15,030	17,975	14,345
2020	15,986	19,008	15,144
2021	17,124	20,393	16,011
2021	18,307	22,314	17,137
2021	19,012	23,914	17,709
2021	18,652	24,014	17,461
2022	17,806	22,900	16,971
2022	16,633	21,492	16,097
2022	15,836	20,738	15,384
2022	16,314	21,420	15,799
2023	16,254	21,051	15,897
2023	16,612	21,929	16,186
2023	17,513	23,798	16,936
2023	17,669	24,121	17,089
2024	19,186	27,072	18,385
2024	19,840	27,978	18,894
2024	20,869	30,020	19,960
2024	21,476	32,439	20,411
2025	21,389	31,819	20,440
2025	21,596	31,648	20,830

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2035 Fund (Investor Class)	8.85%	10.10%	8.00%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2035 Index (Strategy Benchmark)	10.24	9.95	7.61

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 22,776,935,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 111,920,000
InvestmentCompanyPortfolioTurnover	15.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$22,776,935 Number of Portfolio Holdings30
Holdings [Text Block]
Domestic Equity Funds	55.5%
International Equity Funds	23.5
Domestic Bond Funds	13.2
International Bond Funds	6.6
U.S. Treasury Debt	0.1
Short-Term and Other	1.1

Largest Holdings [Text Block]
T. Rowe Price Value Fund	12.4%
T. Rowe Price Growth Stock Fund	11.8
T. Rowe Price U.S. Large-Cap Core Fund	8.4
T. Rowe Price New Income Fund	8.2
T. Rowe Price Equity Index 500 Fund	8.2
T. Rowe Price International Value Equity Fund	7.1
T. Rowe Price Overseas Stock Fund	6.5
T. Rowe Price International Stock Fund	5.5
T. Rowe Price Real Assets Fund	5.1
T. Rowe Price International Bond Fund (USD Hedged)	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049242
Shareholder Report [Line Items]
Fund Name	Retirement 2035 Fund
Class Name	Advisor Class
Trading Symbol	PARKX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2035 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2035 Fund - Advisor Class	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2035 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,360	9,394	9,428
2015	9,612	9,895	9,736
2016	8,934	9,142	9,141
2016	9,663	10,022	9,848
2016	10,054	10,468	10,206
2016	10,036	10,717	10,208
2017	10,705	11,546	10,813
2017	11,238	11,795	11,177
2017	11,620	12,150	11,471
2017	12,185	13,104	12,111
2018	12,390	13,419	12,261
2018	12,377	13,572	12,335
2018	12,708	14,610	12,747
2018	12,085	13,828	12,124
2019	12,506	14,096	12,446
2019	12,429	13,911	12,323
2019	13,041	14,801	12,843
2019	13,681	15,970	13,583
2020	13,189	15,069	12,963
2020	13,181	15,505	12,961
2020	14,828	17,975	14,345
2020	15,762	19,008	15,144
2021	16,877	20,393	16,011
2021	18,027	22,314	17,137
2021	18,718	23,914	17,709
2021	18,345	24,014	17,461
2022	17,503	22,900	16,971
2022	16,341	21,492	16,097
2022	15,544	20,738	15,384
2022	16,000	21,420	15,799
2023	15,938	21,051	15,897
2023	16,283	21,929	16,186
2023	17,145	23,798	16,936
2023	17,291	24,121	17,089
2024	18,765	27,072	18,385
2024	19,391	27,978	18,894
2024	20,387	30,020	19,960
2024	20,975	32,439	20,411
2025	20,865	31,819	20,440
2025	21,050	31,648	20,830

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2035 Fund (Advisor Class)	8.56%	9.81%	7.73%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2035 Index (Strategy Benchmark)	10.24	9.95	7.61

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 22,776,935,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 111,920,000
InvestmentCompanyPortfolioTurnover	15.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$22,776,935 Number of Portfolio Holdings30
Holdings [Text Block]
Domestic Equity Funds	55.5%
International Equity Funds	23.5
Domestic Bond Funds	13.2
International Bond Funds	6.6
U.S. Treasury Debt	0.1
Short-Term and Other	1.1

Largest Holdings [Text Block]
T. Rowe Price Value Fund	12.4%
T. Rowe Price Growth Stock Fund	11.8
T. Rowe Price U.S. Large-Cap Core Fund	8.4
T. Rowe Price New Income Fund	8.2
T. Rowe Price Equity Index 500 Fund	8.2
T. Rowe Price International Value Equity Fund	7.1
T. Rowe Price Overseas Stock Fund	6.5
T. Rowe Price International Stock Fund	5.5
T. Rowe Price Real Assets Fund	5.1
T. Rowe Price International Bond Fund (USD Hedged)	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049243
Shareholder Report [Line Items]
Fund Name	Retirement 2035 Fund
Class Name	R Class
Trading Symbol	RRTPX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2035 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2035 Fund - R Class	$114	1.09%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2035 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,359	9,394	9,428
2015	9,602	9,895	9,736
2016	8,918	9,142	9,141
2016	9,646	10,022	9,848
2016	10,029	10,468	10,206
2016	10,004	10,717	10,208
2017	10,666	11,546	10,813
2017	11,183	11,795	11,177
2017	11,556	12,150	11,471
2017	12,117	13,104	12,111
2018	12,311	13,419	12,261
2018	12,291	13,572	12,335
2018	12,611	14,610	12,747
2018	11,985	13,828	12,124
2019	12,398	14,096	12,446
2019	12,313	13,911	12,323
2019	12,906	14,801	12,843
2019	13,526	15,970	13,583
2020	13,034	15,069	12,963
2020	13,027	15,505	12,961
2020	14,645	17,975	14,345
2020	15,550	19,008	15,144
2021	16,642	20,393	16,011
2021	17,768	22,314	17,137
2021	18,429	23,914	17,709
2021	18,056	24,014	17,461
2022	17,213	22,900	16,971
2022	16,061	21,492	16,097
2022	15,274	20,738	15,384
2022	15,713	21,420	15,799
2023	15,640	21,051	15,897
2023	15,966	21,929	16,186
2023	16,808	23,798	16,936
2023	16,935	24,121	17,089
2024	18,365	27,072	18,385
2024	18,961	27,978	18,894
2024	19,925	30,020	19,960
2024	20,483	32,439	20,411
2025	20,373	31,819	20,440
2025	20,536	31,648	20,830

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2035 Fund (R Class)	8.31%	9.53%	7.46%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2035 Index (Strategy Benchmark)	10.24	9.95	7.61

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 22,776,935,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 111,920,000
InvestmentCompanyPortfolioTurnover	15.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$22,776,935 Number of Portfolio Holdings30
Holdings [Text Block]
Domestic Equity Funds	55.5%
International Equity Funds	23.5
Domestic Bond Funds	13.2
International Bond Funds	6.6
U.S. Treasury Debt	0.1
Short-Term and Other	1.1

Largest Holdings [Text Block]
T. Rowe Price Value Fund	12.4%
T. Rowe Price Growth Stock Fund	11.8
T. Rowe Price U.S. Large-Cap Core Fund	8.4
T. Rowe Price New Income Fund	8.2
T. Rowe Price Equity Index 500 Fund	8.2
T. Rowe Price International Value Equity Fund	7.1
T. Rowe Price Overseas Stock Fund	6.5
T. Rowe Price International Stock Fund	5.5
T. Rowe Price Real Assets Fund	5.1
T. Rowe Price International Bond Fund (USD Hedged)	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244828
Shareholder Report [Line Items]
Fund Name	Retirement 2035 Fund
Class Name	I Class
Trading Symbol	TRFJX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2035 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2035 Fund - I Class	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2035 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	518,339	520,373	518,366
2/29/24	563,515	584,038	557,703
5/31/24	582,722	603,581	573,128
8/31/24	613,511	647,631	605,451
11/30/24	631,588	699,825	619,150
2/28/25	629,267	686,440	620,027
5/31/25	635,354	682,760	631,843

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/13/23
Retirement 2035 Fund (I Class)	9.03%	16.76%
Russell 3000 Index (Regulatory Benchmark)	13.12	22.32
S&P Target Date 2035 Index (Strategy Benchmark)	10.24	16.34

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 22,776,935,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 111,920,000
InvestmentCompanyPortfolioTurnover	15.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$22,776,935 Number of Portfolio Holdings30
Holdings [Text Block]
Domestic Equity Funds	55.5%
International Equity Funds	23.5
Domestic Bond Funds	13.2
International Bond Funds	6.6
U.S. Treasury Debt	0.1
Short-Term and Other	1.1

Largest Holdings [Text Block]
T. Rowe Price Value Fund	12.4%
T. Rowe Price Growth Stock Fund	11.8
T. Rowe Price U.S. Large-Cap Core Fund	8.4
T. Rowe Price New Income Fund	8.2
T. Rowe Price Equity Index 500 Fund	8.2
T. Rowe Price International Value Equity Fund	7.1
T. Rowe Price Overseas Stock Fund	6.5
T. Rowe Price International Stock Fund	5.5
T. Rowe Price Real Assets Fund	5.1
T. Rowe Price International Bond Fund (USD Hedged)	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless